Fair Value Measurements (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
A summary of the Company’s assets and liabilities that are measured at fair value on a recurring basis for each fair value hierarchy level for the periods presented is as follows:

	December 31, 2021
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Foreign currency contracts - not designated as hedges (1)	$—	$509	$—	$509

Liabilities:
Foreign currency contracts - not designated as hedges (2)	$—	$30	$—	$30

(1)	Included within other current assets in the Consolidated Balance Sheet.
(2)	Included within other accrued liabilities in the Consolidated Balance Sheet.

A summary of the Company’s assets and liabilities that are measured at fair value for each fair value hierarchy level for the periods presented is as follows:

	September 30, 2022
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Cash equivalents	$6,633	$—	$—	$6,633
Foreign currency contracts—not designated as hedges (1)	—	2,432	—	2,432
Cross currency swap agreements	—	9,578	—	9,578
Interest rate swap agreements	—	12,855	—	12,855
Deferred compensation plans	—	2,189	—	2,189

	$6,633	$27,054	$—	$33,687

Liabilities:
Foreign currency contracts—not designated as hedges (2)	$—	$2,153	$—	$2,153
Deferred compensation plans	—	2,189	—	2,189
	$—	$4,342	$—	$4,342

(1)	Included within Other Current Assets in the Consolidated Balance Sheet.
(2)	Included within Accrued Liabilities in the Consolidated Balance Sheet.

	December 31, 2021
	Level One	Level Two	Level Three	Total
		(In thousands)
Assets:
Cash equivalents	$8,133	$—	$—	$8,133
Foreign currency contracts—not designated as hedges (1)	—	2,487	—	2,487

	$8,133	$2,487	$—	$10,620

Liabilities:
Foreign currency contracts—not designated as hedges (2)	$—	$2,309	$—	$2,309

(1)	Included within Other Current Assets in the Consolidated and Combined Condensed Balance Sheet.
(2)	Included within Accrued Liabilities in the Consolidated and Combined Condensed Balance Sheet.

Schedule of Realized Gain (Loss) related to Derivative Instruments
The Company recognized the following in its Consolidated Financial Statements related to its derivative instruments:

For the period from inception (May 19, 2021) to December 31, 2021
(In thousands)
Contracts Not Designated in a Hedge Relationship:
Foreign Currency Contracts
Changes in unrealized gain	$478
Realized loss	$(2,624)

The Company recognized the following in its Consolidated and Combined Condensed Financial Statements related to its derivative instruments not designated in a hedging relationship:

	Three Months Ended		Nine Months Ended
Foreign currency contracts	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Change in unrealized gains (losses)	$279	$(2,374)	$469	$(6,108)
Realized loss (1)	(740)	(1,383)	(17,235)	(1,472)

(1)
The nine months ended September 30, 2022 includes realized losses relating to certain corporate entities contributed to ESAB Corporation which are reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022. See Note 1, “Organization and Basis of Presentation” for additional details. These realized losses are offset by unrealized gains which are also reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022.